Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss from operations	$ (809,988)	$ (517,300)	$ (1,860,784)	$ (1,395,651)	$ (1,910,888)	$ (937,795)
Net loss	1,065,589	651,899	2,395,130	1,544,723	1,942,580	3,037,466
Working capital deficit	911,635		911,635		740,698
Operating losses	$ 809,988	$ 517,300	1,860,784	$ 1,395,651	1,910,888	$ 937,795
December 2012 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loss from operations			(26,733,103)		24,337,973
Operating losses			$ 26,733,103		$ (24,337,973)